Stockholders' equity (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Shares of capital stock, beginning balance	9,804,135,348	9,804,135,348	9,804,135,348
Beginning balance	R$ 90,729	R$ 90,729	R$ 97,148
Treasury shares, beginning balance	24,244,725	41,678,452
Treasury shares, beginning balance	3,268,688	24,244,725	41,678,452
Treasury shares, value	R$ (528)	R$ (907)
Result of delivery of treasury shares	(20,976,037)
Result of delivery of treasury shares	R$ 457
Treasury shares, ending balance	3,268,688	24,244,725	41,678,452
Treasury shares, value	R$ (71)	R$ (528)	R$ (907)
Outstanding shares	9,800,866,660	9,779,890,623	9,762,456,896
Result of delivery of treasury shares	R$ 521	R$ 572	R$ 567
Brazil [Member]
IfrsStatementLineItems [Line Items]
Shares of capital stock, beginning balance	6,557,365,425	6,701,805,828	6,749,983,938
Beginning balance	R$ 60,683	R$ 62,020	R$ 66,885
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock, beginning balance	3,246,769,923	3,102,329,520	3,054,151,410
Beginning balance	R$ 30,046	R$ 28,709	R$ 30,263
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock, beginning balance	4,958,290,359	4,958,290,359	4,958,290,359
Outstanding shares	4,958,290,359	4,958,290,359	4,958,290,359
Ordinary shares [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Shares of capital stock, beginning balance	4,927,867,243	4,929,997,183	4,929,824,281
Ordinary shares [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock, beginning balance	30,423,116	28,293,176	28,466,078
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock, beginning balance	4,845,844,989	4,845,844,989	4,845,844,989
Treasury shares, beginning balance	24,244,725	41,678,452
Treasury shares, beginning balance	3,268,688	24,244,725	41,678,452
Result of delivery of treasury shares	(20,976,037)	(17,433,727)
Treasury shares, ending balance	3,268,688	24,244,725	41,678,452
Outstanding shares	4,842,576,301	4,821,600,264	4,804,166,537
Result of delivery of treasury shares		R$ 379
Preference shares [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Shares of capital stock, beginning balance	1,629,498,182	1,771,808,645	1,820,159,657
Preference shares [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock, beginning balance	3,216,346,807	3,074,036,344	3,025,685,332